Related Party Transactions (Details) - Company's directors and executive team - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	$ 9.9	$ 9.1
Share-based payments	18.5	16.6
Amounts payable, related party transactions	$ 28.4	$ 25.7